Segment analysis (Tables)	12 Months Ended
Dec. 31, 2019
Segment analysis
Schedule of reconciliation of profit (loss) to Adjusted EBITDA
Reconciliation of (loss)/profit for the year to Adjusted EBITDA.
	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss from continuing operations	(284)	(292)	(126)
Income tax charge/(credit) (Note 6)	44	18	(77)
Net finance expense (Note 5)	659	479	638
Depreciation and amortization (Notes 9, 10)	652	599	583
Exceptional operating items (Note 4)	53	311	123
Share of post-tax loss in equity accounted joint venture (Note 12)	49	—	—
Adjusted EBITDA from continuing operations	1,173	1,115	1,141

Profit from discontinued operation (Note 25)	1,742	198	189
Income tax charge (Note 25)	19	26	37
Net finance expense (Note 5)	4	6	11
Depreciation and amortization (Notes 9, 10)	71	115	104
Exceptional operating items	(1,510)	18	26
Adjusted EBITDA from discontinued operation	326	363	367

Adjusted EBITDA	1,499	1,478	1,508

Schedule of segment results

Segment results for the year ended December 31, 2019 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,556	1,816	1,613	1,675	6,660	2,003	8,663
Adjusted EBITDA	253	250	391	279	1,173	326	1,499
Capital expenditure	95	110	163	137	505	107	612
Segment assets (excluding Investment in material joint venture)	2,360	1,725	1,977	2,241	8,303	—	8,303

Segment results for the year ended December 31, 2018 are:

	che
	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,616	1,742	1,623	1,695	6,676	2,421	9,097
Adjusted EBITDA	270	230	358	257	1,115	363	1,478
Capital expenditure	103	79	151	134	467	108	575
Segment assets	2,274	1,549	1,916	2,197	7,936	2,378	10,314

Segment results for the year ended December 31, 2017 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,535	1,529	1,549	1,777	6,390	2,206	8,596
Adjusted EBITDA	257	195	340	349	1,141	367	1,508
Capital expenditure	95	69	110	126	400	92	492
Segment assets	2,392	1,425	2,187	2,622	8,626	2,526	11,152

Schedule of total revenue and non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries

	Year ended December 31,
	2019	2018	2017
Revenue	$'m	$'m	$'m
U.S.	2,974	2,911	2,852
United Kingdom	736	778	702

	At December 31,
	2019	2018
Non-current assets	$'m	$'m
U.S.	2,100	2,190
Germany	713	847
United Kingdom	665	659

Schedule of disaggregation of revenue by destination

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,541	5	10	1,556
Metal Beverage Packaging Americas	2	1,419	395	1,816
Glass Packaging Europe	1,554	7	52	1,613
Glass Packaging North America	–	1,674	1	1,675
Continuing operations	3,097	3,105	458	6,660
Discontinued operation	1,480	389	134	2,003
Group	4,577	3,494	592	8,663

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2018:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,601	2	13	1,616
Metal Beverage Packaging Americas	1	1,339	402	1,742
Glass Packaging Europe	1,572	9	42	1,623
Glass Packaging North America	–	1,687	8	1,695
Continuing operations	3,174	3,037	465	6,676
Discontinued operation	1,795	447	179	2,421
Group	4,969	3,484	644	9,097